Condensed Schedule of Investments U.S. Treasury Securities (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)			54.75%		55.95%
U.S. Treasury Securities
Schedule of Investments [Line Items]
Fair Value	$ 6,970,295		$ 8,395,413		$ 5,494,988
% of Partners' Capital (Net Asset Value)	27.58%		25.02%		10.99%
Investment Owned, at Cost	6,989,183		8,430,578		5,544,968
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-09-30
Schedule of Investments [Line Items]
Face Value			1,000,000		500,000
Fair Value			1,001,459		512,827
% of Partners' Capital (Net Asset Value)			2.98%		1.03%
% Yield			0.25%	[1]	1.88%	[1]
U.S. Treasury Securities | 0.13% U.S.Treasury Note Due 2014-12-31
Schedule of Investments [Line Items]
Face Value	600,000		600,000
Fair Value	600,283		599,815
% of Partners' Capital (Net Asset Value)	2.38%		1.79%
% Yield	0.13%	[1]	0.13%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2015-01-31
Schedule of Investments [Line Items]
Face Value	1,250,000		1,250,000
Fair Value	1,251,356		1,252,333
% of Partners' Capital (Net Asset Value)	4.95%		3.72%
% Yield	0.25%	[1]	0.25%	[2]
U.S. Treasury Securities | 2.5% U.S. Treasury Note Due 2015-03-31
Schedule of Investments [Line Items]
Face Value	700,000		500,000
Fair Value	708,552		506,247
% of Partners' Capital (Net Asset Value)	2.80%		1.51%
% Yield	2.50%	[1]	2.63%	[1]
U.S. Treasury Securities | 0.13% U.S.Treasury Note Due 2015-04-30
Schedule of Investments [Line Items]
Face Value	600,000		600,000
Fair Value	600,548		599,425
% of Partners' Capital (Net Asset Value)	2.38%		1.79%
% Yield	0.13%	[1]	0.13%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2015-05-31
Schedule of Investments [Line Items]
Face Value	750,000		500,000
Fair Value	751,568		512,758
% of Partners' Capital (Net Asset Value)	2.97%		1.53%
% Yield	0.25%	[1]	2.63%	[1]
U.S. Treasury Securities | 0.38% U.S.Treasury Note Due 2016-03-15
Schedule of Investments [Line Items]
Face Value	500,000		250,000
Fair Value	500,317		255,699
% of Partners' Capital (Net Asset Value)	1.98%		0.76%
% Yield	0.38%	[1]	2.38%	[1]
U.S. Treasury Securities | 1.88% U.S. Treasury Note Due 2014-02-28
Schedule of Investments [Line Items]
Face Value			750,000
Fair Value			756,888
% of Partners' Capital (Net Asset Value)			2.26%
% Yield			1.88%	[1]
U.S. Treasury Securities | 1.00% U.S. Treasury Note Due 2014-05-15
Schedule of Investments [Line Items]
Face Value			500,000
Fair Value			502,309
% of Partners' Capital (Net Asset Value)			1.50%
% Yield			1.00%	[1]
U.S. Treasury Securities | 2.13% U.S.Treasury Note Due 2014-11-30
Schedule of Investments [Line Items]
Face Value	600,000		700,000
Fair Value	606,325		713,698
% of Partners' Capital (Net Asset Value)	2.40%		2.13%
% Yield	2.13%	[1]	2.13%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-12-15
Schedule of Investments [Line Items]
Face Value	40,000		40,000
Fair Value	40,045		40,037
% of Partners' Capital (Net Asset Value)	0.16%		0.12%
% Yield	0.25%	[1]	0.25%	[1]
U.S. Treasury Securities | 2.63% U.S. Treasury Note Due 2014-06-30
Schedule of Investments [Line Items]
Face Value			500,000
Fair Value			506,247
% of Partners' Capital (Net Asset Value)			1.51%
% Yield			2.63%	[1]
U.S. Treasury Securities | 0.13% U.S.Treasury Note Due 2014-12-31
Schedule of Investments [Line Items]
Face Value			101,000
Fair Value			100,732
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			0.25%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2015-01-31
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			251,415
% of Partners' Capital (Net Asset Value)			0.75%
% Yield			0.63%	[1]
U.S. Treasury Securities | 0.25% U.S. Treasury Note Due 2014-05-31
Schedule of Investments [Line Items]
Face Value			500,000
Fair Value			500,403
% of Partners' Capital (Net Asset Value)			1.49%
% Yield			0.25%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2015-12-31
Schedule of Investments [Line Items]
Face Value			101,000
Fair Value			100,732
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			0.25%	[1]
U.S. Treasury Securities | 1.38% U.S.Treasury Note Due 2013-01-15
Schedule of Investments [Line Items]
Face Value					125,000
Fair Value					125,850
% of Partners' Capital (Net Asset Value)					0.25%
% Yield					1.38%	[1]
U.S. Treasury Securities | 1.38% U.S.Treasury Note Due 2013-02-15
Schedule of Investments [Line Items]
Face Value					300,000
Fair Value					302,015
% of Partners' Capital (Net Asset Value)					0.60%
% Yield					1.38%	[1]
U.S. Treasury Securities | 0.63% U.S.Treasury Note Due 2013-02-28
Schedule of Investments [Line Items]
Face Value					25,000
Fair Value					25,075
% of Partners' Capital (Net Asset Value)					0.05%
% Yield					0.63%	[1]
U.S. Treasury Securities | 3.50% U.S.Treasury Note Due 2013-05-31
Schedule of Investments [Line Items]
Face Value					700,000
Fair Value					711,897
% of Partners' Capital (Net Asset Value)					1.43%
% Yield					3.50%	[1]
U.S. Treasury Securities | 3.38% U.S.Treasury Note Due 2013-06-30
Schedule of Investments [Line Items]
Face Value					400,000
Fair Value					406,444
% of Partners' Capital (Net Asset Value)					0.81%
% Yield					3.38%	[1]
U.S. Treasury Securities | 0.63% U.S.Treasury Note Due 2014-07-15
Schedule of Investments [Line Items]
Face Value	500,000				250,000
Fair Value	509,088				252,311
% of Partners' Capital (Net Asset Value)	2.01%				0.50%
% Yield	1.38%	[1]			1.00%	[1]
U.S. Treasury Securities | 3.38% U.S.Treasury Note Due 2013-07-31
Schedule of Investments [Line Items]
Face Value					800,000
Fair Value					826,205
% of Partners' Capital (Net Asset Value)					1.66%
% Yield					3.38%	[1]
U.S. Treasury Securities | 4.25% U.S.Treasury Note Due 2013-08-15
Schedule of Investments [Line Items]
Face Value					500,000
Fair Value					520,663
% of Partners' Capital (Net Asset Value)					1.04%
% Yield					4.25%	[1]
U.S. Treasury Securities | 0.75% U.S.Treasury Note Due 2013-08-15
Schedule of Investments [Line Items]
Face Value					500,000
Fair Value					503,291
% of Partners' Capital (Net Asset Value)					1.01%
% Yield					0.75%	[1]
U.S. Treasury Securities | 2.63% U.S.Treasury Note Due 2014-07-31
Schedule of Investments [Line Items]
Face Value	500,000				400,000
Fair Value	501,120				401,369
% of Partners' Capital (Net Asset Value)	1.98%				0.80%
% Yield	0.38%	[1]			0.50%	[1]
U.S. Treasury Securities | 2.38% U.S.Treasury Note Due 2014-08-31
Schedule of Investments [Line Items]
Face Value	500,000				250,000
Fair Value	500,122				251,416
% of Partners' Capital (Net Asset Value)	1.98%				0.50%
% Yield	0.38%	[1]			0.75%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-09-15
Schedule of Investments [Line Items]
Face Value					400,000
Fair Value					399,751
% of Partners' Capital (Net Asset Value)					0.80%
% Yield					0.13%	[1]
U.S. Treasury Securities | 0.5% U.S.Treasury Note Due 2014-10-15
Schedule of Investments [Line Items]
Face Value	400,000				250,000
Fair Value	$ 400,971				$ 255,874
% of Partners' Capital (Net Asset Value)	1.59%				0.51%
% Yield	0.50%	[1]			1.75%	[1]

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.
[2]	See the condensed schedule of investments for further description.